9a. INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2014
A. Income Taxes Tables
Significant components of our net deferred tax assets

Significant components of our net deferred tax assets at March 31, 2014 and 2013 are shown below:

	YEAR ENDED MARCH 31,
	2014	2013

Deferred tax assets:
Capitalized research and development	$3,442,000	$3,442,000
Net operating loss carryforwards	15,193,000	14,793,000
Total deferred tax assets	18,635,000	18,235,000

Total deferred tax liabilities	–	–

Net deferred tax assets	18,635,000	18,235,000
Valuation allowance for deferred tax assets	(18,635,000)	(18,235,000)

Net deferred tax assets	$–	$–

Provision for income taxes on earnings subject to income taxes differs from the statutory federal rate

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate for the years ended March 31, 2014 and 2013 due to the following:

	2014	2013

Income taxes (benefit) at federal statutory rate of 34%	$(4,541,000)	$(1,663,000)
State income tax, net of federal benefit	(156,000)	(285,000)
Tax effect on non-deductible expenses and credits	4,297,000	215,000
Change in valuation allowance[1]	400,000	1,733,000
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